Valuation results and net trading income (Tables)	12 Months Ended
Dec. 31, 2020
Valuation results and net trading income [Abstract]
Summary of valuation tesults and net trading income
Valuation results and net trading income
	2020	2019	2018
Securities trading results	-500	974	-722
Derivatives trading results	701	-998	540
Other trading results	72	117	116
Change in fair value of derivatives relating to
– fair value hedges [1]	538	507	185
– cash flow hedges (ineffective portion)	-5	47	-19
– other non-trading derivatives [1]	-90	-732	868
Change in fair value of assets and liabilities (hedged items)	-541	-518	-176
Valuation results on assets and liabilities designated at FVPL (excluding trading)	-123	-358	366
Foreign exchange transactions results	422	801	69
	474	-159	1,227

1 The 2019 prior period has been updated to improve consistency and comparability.